CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares
Accounts payable	¥ 129,819	¥ 101,525
Deferred revenue	385,300	356,150
Advances from customers	55,086	34,127
Income taxes payable	107,403	89,161
Accrued liabilities and other current liabilities	681,889	478,703
Amounts due to related parties	24,917	30,892
Convertible bonds	¥ 2,597,403	2,447,980
Long-term payable		183,000
Deferred revenue	¥ 20,752	24,383
Deferred tax liabilities	¥ 16,817	¥ 26,709
Class A common shares [Member]
Common shares, shares authorized | shares	10,000,000,000	10,000,000,000
Common shares, shares issued | shares	728,227,848	706,173,568
Common shares, shares outstanding | shares	728,227,848	706,173,568
Class B common shares [Member]
Common shares, shares authorized | shares	1,000,000,000	1,000,000,000
Common shares, shares issued | shares	369,557,976	427,352,696
Common shares, shares outstanding | shares	369,557,976	427,352,696
Variable interest entity [Member]
Accounts payable	¥ 108,500	¥ 101,160
Deferred revenue	385,300	354,987
Advances from customers	45,189	25,897
Income taxes payable	80,978	65,162
Accrued liabilities and other current liabilities	579,760	357,464
Amounts due to related parties	¥ 23,684	¥ 30,892
Convertible bonds
Long-term payable		¥ 183,000
Deferred revenue	¥ 20,752	24,383
Deferred tax liabilities	¥ 12,592	¥ 26,709